Trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Current liabilities
Trade payables	€ 400.6	€ 433.3
Accruals and deferred income	186.2	126.4
Current trade payables, relating to trade terms	75.5	63.4
Social security and other taxes	30.6	25.0
Other payables	20.1	18.3
Financial payables	43.6	26.1
Bank overdrafts	13.2	2.9
Total current trade and other payables	769.8	695.4
Non-current liabilities
Accruals and deferred income	0.5	1.1
Total non-current trade and other payables	0.5	1.1
Total trade and other payables	€ 770.3	€ 696.5